BNY Mellon Large Cap Equity Fund
Statement of Investments
March 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 100.2%
Automobiles & Components — .8%
General Motors Co.	29,391	1,382,259
Banks — 3.8%
Bank of America Corp.	29,880	1,246,892
First Horizon Corp.	58,111	1,128,516
JPMorgan Chase & Co.	13,587	3,332,891
U.S. Bancorp	24,581	1,037,810
		6,746,109
Capital Goods — 9.9%
3M Co.	8,869	1,302,501
AMETEK, Inc.	7,457	1,283,648
Axon Enterprise, Inc. (a)	1,788	940,399
GE Vernova, Inc.	4,414	1,347,506
Howmet Aerospace, Inc.	27,096	3,515,164
Hubbell, Inc.	3,829	1,267,054
Ingersoll Rand, Inc.	24,971	1,998,429
Johnson Controls International PLC	28,234	2,261,826
L3Harris Technologies, Inc.	10,075	2,108,798
Trane Technologies PLC	4,238	1,427,867
		17,453,192
Commercial & Professional Services — .9%
Veralto Corp.	15,392	1,499,950
Consumer Discretionary Distribution & Retail — 6.2%
Amazon.com, Inc. (a)	49,572	9,431,569
Chewy, Inc., Cl. A (a)	47,546	1,545,720
		10,977,289
Consumer Durables & Apparel — .4%
Lululemon Athletica, Inc. (a)	2,417	684,156
Consumer Services — 1.2%
Las Vegas Sands Corp.	31,698	1,224,494
Royal Caribbean Cruises Ltd.	4,679	961,254
		2,185,748
Energy — 4.9%
ConocoPhillips	11,597	1,217,917
Diamondback Energy, Inc.	6,172	986,779
EQT Corp.	37,767	2,017,891
Exxon Mobil Corp.	20,980	2,495,151
Marathon Petroleum Corp.	5,966	869,187
Phillips 66	9,517	1,175,159
		8,762,084
Financial Services — 7.2%
Berkshire Hathaway, Inc., Cl. B (a)	9,867	5,254,967
Block, Inc. (a)	21,485	1,167,280
Capital One Financial Corp.	5,657	1,014,300
CME Group, Inc.	5,389	1,429,648
Intercontinental Exchange, Inc.	5,558	958,755
The Goldman Sachs Group, Inc.	3,683	2,011,986
Voya Financial, Inc.	14,717	997,224
		12,834,160

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 100.2% (continued)
Food, Beverage & Tobacco — .8%
Philip Morris International, Inc.	8,876	1,408,888
Health Care Equipment & Services — 7.9%
Alcon AG (b)	18,969	1,800,727
Align Technology, Inc. (a)	5,829	925,995
Baxter International, Inc.	40,191	1,375,738
DexCom, Inc. (a)	17,682	1,207,504
Intuitive Surgical, Inc. (a)	4,227	2,093,506
Labcorp Holdings, Inc.	6,514	1,516,068
Medtronic PLC	36,196	3,252,573
UnitedHealth Group, Inc.	3,389	1,774,989
		13,947,100
Household & Personal Products — .8%
Kenvue, Inc.	59,977	1,438,249
Insurance — 4.1%
American International Group, Inc.	20,533	1,785,139
Aon PLC, Cl. A	3,112	1,241,968
Assurant, Inc.	7,006	1,469,508
MetLife, Inc.	11,858	952,079
RenaissanceRe Holdings Ltd.	7,766	1,863,840
		7,312,534
Materials — 3.2%
CRH PLC	18,176	1,598,943
Freeport-McMoRan, Inc.	42,945	1,625,897
International Paper Co.	20,237	1,079,644
Newmont Corp.	29,168	1,408,231
		5,712,715
Media & Entertainment — 8.0%
Alphabet, Inc., Cl. A	62,661	9,689,897
Netflix, Inc. (a)	1,599	1,491,115
Omnicom Group, Inc.	19,242	1,595,354
The Walt Disney Company	13,998	1,381,603
		14,157,969
Pharmaceuticals, Biotechnology & Life Sciences — 7.2%
Bristol-Myers Squibb Co.	26,160	1,595,499
Danaher Corp.	13,190	2,703,950
Gilead Sciences, Inc.	11,178	1,252,495
Illumina, Inc. (a)	10,421	826,802
Johnson & Johnson	16,067	2,664,551
Repligen Corp. (a)	8,621	1,096,936
Sanofi SA, ADR	22,850	1,267,261
Zoetis, Inc.	8,046	1,324,774
		12,732,268
Real Estate Management & Development — .9%
CoStar Group, Inc. (a)	19,427	1,539,201
Semiconductors & Semiconductor Equipment — 8.3%
Applied Materials, Inc.	6,048	877,686
Broadcom, Inc.	9,845	1,648,348
NVIDIA Corp.	112,987	12,245,531
		14,771,565
Software & Services — 11.4%
Dolby Laboratories, Inc., Cl. A	19,278	1,548,216

Description	Shares	Value ($)
Common Stocks — 100.2% (continued)
Software & Services — 11.4% (continued)
HubSpot, Inc. (a)	3,732	2,132,054
Microsoft Corp.	31,851	11,956,547
MongoDB, Inc. (a)	4,333	760,008
ServiceNow, Inc. (a)	2,014	1,603,426
Shopify, Inc., Cl. A (a)	13,801	1,317,720
Synopsys, Inc. (a)	1,906	817,388
		20,135,359
Technology Hardware & Equipment — 7.8%
Apple, Inc.	45,450	10,095,808
Cisco Systems, Inc.	49,335	3,044,463
Pure Storage, Inc., Cl. A (a)	15,422	682,732
		13,823,003
Telecommunication Services — 1.9%
AT&T, Inc.	120,442	3,406,099
Transportation — .8%
CSX Corp.	46,165	1,358,636
Utilities — 1.8%
Constellation Energy Corp.	6,766	1,364,229
Dominion Energy, Inc.	33,599	1,883,896
		3,248,125
Total Common Stocks (cost $127,735,929)		177,516,658

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $965,905)	4.44	965,905	965,905
Total Investments (cost $128,701,834)		100.7%	178,482,563
Liabilities, Less Cash and Receivables		(.7%)	(1,248,975)
Net Assets		100.0%	177,233,588

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At March 31, 2025, the value of the fund’s securities on loan was $1,766,461 and the value of the collateral was
$1,840,983, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Large Cap Equity Fund

March 31, 2025 (Unaudited)
The following is a summary of the inputs used as of March 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	177,516,658	—	—	177,516,658
Investment Companies	965,905	—	—	965,905
	178,482,563	—	—	178,482,563

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At March 31, 2025, accumulated net unrealized appreciation on investments was $49,780,729, consisting of $56,637,810 gross unrealized appreciation and $6,857,081 gross unrealized depreciation.
At March 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.